Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Non-Controlling Interest in Operating Partnership [Member]	Total	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series A Preferred Stock [Member] Retained Earnings (Deficit) [Member]	Series A Preferred Stock [Member] Non-Controlling Interest in Operating Partnership [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series B Preferred Stock [Member] Retained Earnings (Deficit) [Member]	Series B Preferred Stock [Member] Non-Controlling Interest in Operating Partnership [Member]	Series B Preferred Stock [Member]
Beginning balance at Dec. 31, 2016	$ 75	$ 0	$ 148,457	$ (6,393)	$ 12,093	$ 1,777	$ 156,009
Beginning balance (in shares) at Dec. 31, 2016	7,525,348	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 52	$ 0	80,863	0	0	0	80,915
Issuance of common stock (in shares)	5,175,000	0
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	22,178	409	22,587
Other Comprehensive Income (Loss)	0	0	0	1,672	0	0	1,672
LTIP-OP Unit awards	0	0	0	0	0	135	135
Distribution paid on LTIP-OP Units	0	0	0	0	0	(91)	(91)
Common dividends declared	0	0	0	0	(3,687)	0	(3,687)
Ending balance at Mar. 31, 2017	$ 127	$ 0	229,320	(4,721)	30,584	2,230	257,540
Ending balance (in shares) at Mar. 31, 2017	12,700,348	0
Beginning balance at Dec. 31, 2016	$ 75	$ 0	148,457	(6,393)	12,093	1,777	156,009
Beginning balance (in shares) at Dec. 31, 2016	7,525,348	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) before dividends on preferred stock							46,430
Ending balance at Dec. 31, 2017	$ 127	$ 57,917	229,642	(3,307)	33,676	2,453	320,508
Ending balance (in shares) at Dec. 31, 2017	12,721,464	2,400,000
Beginning balance at Mar. 31, 2017	$ 127	$ 0	229,320	(4,721)	30,584	2,230	257,540
Beginning balance (in shares) at Mar. 31, 2017	12,700,348	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	25	0	0	0	25
Issuance of common stock (in shares)	8,199	0
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	(1,549)	(116)	(1,665)
Other Comprehensive Income (Loss)	0	0	0	5,887	0	0	5,887
LTIP-OP Unit awards	0	0	0	0	0	146	146
Distribution paid on LTIP-OP Units	0	0	0	0	0	(78)	(78)
Common dividends declared	0	0	0	0	(6,228)	0	(6,228)
Ending balance at Jun. 30, 2017	$ 127	$ 0	229,345	1,166	22,807	2,182	255,627
Ending balance (in shares) at Jun. 30, 2017	12,708,547	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	238	0	0	0	238
Issuance of common stock (in shares)	12,917	0
Issuance of preferred stock	$ 0	$ 57,917	0	0	0	0	57,917
Issuance of preferred stock (in shares)	0	2,400,000
Conversion of OP units	$ 0	$ 0	0	0	0	(238)	(238)
Net Income (Loss) before dividends on preferred stock	0	0	0	0	6,766	93	6,859
Other Comprehensive Income (Loss)	0	0	0	3,574	0	0	3,574
LTIP-OP Unit awards	0	0	0	0	0	194	194
Distribution paid on LTIP-OP Units	0	0	0	0	0	(87)	(87)
Common dividends declared	0	0	0	0	(6,227)	0	(6,227)
Preferred dividends declared								$ 0	$ 0	$ 0	$ 0	$ (593)	$ 0	$ (593)
Ending balance at Sep. 30, 2017	$ 127	$ 57,917	229,583	4,740	22,753	2,144	317,264
Ending balance (in shares) at Sep. 30, 2017	12,721,464	2,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	59	0	0	0	59
Issuance of common stock (in shares)	0	0
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	18,402	247	18,649
Other Comprehensive Income (Loss)	0	0	0	(8,047)	0	0	(8,047)
LTIP-OP Unit awards	0	0	0	0	0	143	143
Distribution paid on LTIP-OP Units	0	0	0	0	0	(81)	(81)
Common dividends declared	0	0	0	0	(6,239)	0	(6,239)
Preferred dividends declared								0	0	0	0	(1,240)	0	(1,240)
Ending balance at Dec. 31, 2017	$ 127	$ 57,917	229,642	(3,307)	33,676	2,453	320,508
Ending balance (in shares) at Dec. 31, 2017	12,721,464	2,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	37	0	0	0	37
Issuance of common stock (in shares)	0	0
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	33,789	443	34,232
Other Comprehensive Income (Loss)	0	0	0	(30,678)	0	0	(30,678)
LTIP-OP Unit awards	0	0	0	0	0	138	138
Distribution paid on LTIP-OP Units	0	0	0	0	0	(83)	(83)
Common dividends declared	0	0	0	0	(6,235)	0	(6,235)
Preferred dividends declared								0	0	0	0	(1,213)	0	(1,213)
Ending balance at Mar. 31, 2018	$ 127	$ 57,917	229,679	(33,985)	60,017	2,951	316,706
Ending balance (in shares) at Mar. 31, 2018	12,721,464	2,400,000
Beginning balance at Dec. 31, 2017	$ 127	$ 57,917	229,642	(3,307)	33,676	2,453	320,508
Beginning balance (in shares) at Dec. 31, 2017	12,721,464	2,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) before dividends on preferred stock							34,269
Ending balance at Dec. 31, 2018	$ 167	$ 65,639	298,614	(38,400)	29,632	3,191	$ 358,843
Ending balance (in shares) at Dec. 31, 2018	16,652,170	2,718,206					16,652,170
Beginning balance at Mar. 31, 2018	$ 127	$ 57,917	229,679	(33,985)	60,017	2,951	$ 316,706
Beginning balance (in shares) at Mar. 31, 2018	12,721,464	2,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 31	$ 0	53,551	0	0	0	53,582
Issuance of common stock (in shares)	3,097,113	0
Issuance of preferred stock	$ 0	$ 3,981	0	0	0	0	3,981
Issuance of preferred stock (in shares)	0	168,212
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	13,184	167	13,351
Other Comprehensive Income (Loss)	0	0	0	(7,981)	0	0	(7,981)
LTIP-OP Unit awards	0	0	0	0	0	162	162
Distribution paid on LTIP-OP Units	0	0	0	0	0	(72)	(72)
Common dividends declared	0	0	0	0	(7,759)	0	(7,759)
Preferred dividends declared								0	0	0	0	(1,317)	0	(1,317)
Ending balance at Jun. 30, 2018	$ 158	$ 61,898	283,230	(41,966)	64,125	3,208	370,653
Ending balance (in shares) at Jun. 30, 2018	15,818,577	2,568,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 4	$ 0	6,751	0	0	0	6,755
Issuance of common stock (in shares)	371,041	0
Issuance of preferred stock	$ 0	$ 2,612	0	0	0	0	2,612
Issuance of preferred stock (in shares)	0	103,570
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	26,124	350	26,474
Other Comprehensive Income (Loss)	0	0	0	(13,228)	0	0	(13,228)
LTIP-OP Unit awards	0	0	0	0	0	194	194
Distribution paid on LTIP-OP Units	0	0	0	0	0	(109)	(109)
Common dividends declared	0	0	0	0	(7,920)	0	(7,920)
Preferred dividends declared								0	0	0	0	(1,372)	0	(1,372)
Ending balance at Sep. 30, 2018	$ 162	$ 64,510	289,981	(55,194)	80,957	3,643	384,059
Ending balance (in shares) at Sep. 30, 2018	16,189,618	2,671,782
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 5	$ 0	8,633	0	0	0	8,638
Issuance of common stock (in shares)	462,552	0
Issuance of preferred stock	$ 0	$ 1,129	0	0	0	0	1,129
Issuance of preferred stock (in shares)	0	46,424
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	(39,271)	(517)	(39,788)
Other Comprehensive Income (Loss)	0	0	0	16,794	0	0	16,794
LTIP-OP Unit awards	0	0	0	0	0	168	168
Distribution paid on LTIP-OP Units	0	0	0	0	0	(103)	(103)
Common dividends declared	0	0	0	0	(10,659)	0	(10,659)
Preferred dividends declared								0	0	0	0	(1,395)	0	(1,395)
Ending balance at Dec. 31, 2018	$ 167	$ 65,639	298,614	(38,400)	29,632	3,191	$ 358,843
Ending balance (in shares) at Dec. 31, 2018	16,652,170	2,718,206					16,652,170
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	132	0	0	0	$ 132
Issuance of common stock (in shares)	6,000	0
Issuance of preferred stock	$ 0	$ 49,360	0	0	0	0	49,360
Issuance of preferred stock (in shares)	0	2,049,480
Conversion of OP units	$ 0	$ 0	0	0	0	(103)	(103)
Net Income (Loss) before dividends on preferred stock	0	0	0	0	(22,015)	(369)	(22,384)
Other Comprehensive Income (Loss)	0	0	0	31,981	0	0	31,981
LTIP-OP Unit awards	0	0	0	0	0	265	265
Distribution paid on LTIP-OP Units	0	0	0	0	0	(134)	(134)
Common dividends declared	0	0	0	0	(8,156)	0	(8,156)
Preferred dividends declared								0	0	0	0	(1,419)	0	(1,419)	$ 0	$ 0	$ 0	$ 0	$ (422)	$ 0	$ (422)
Ending balance at Mar. 31, 2019	$ 167	$ 114,999	298,746	(6,419)	(2,380)	2,850	407,963
Ending balance (in shares) at Mar. 31, 2019	16,658,170	4,767,686
Beginning balance at Dec. 31, 2018	$ 167	$ 65,639	298,614	(38,400)	29,632	3,191	$ 358,843
Beginning balance (in shares) at Dec. 31, 2018	16,652,170	2,718,206					16,652,170
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)							(235,950)
Net Income (Loss) before dividends on preferred stock							$ (50,675)
Ending balance at Dec. 31, 2019	$ 170	$ 115,281	299,180	41,414	(59,451)	2,781	$ 399,375
Ending balance (in shares) at Dec. 31, 2019	16,660,655	4,781,635					16,660,655
Beginning balance at Mar. 31, 2019	$ 167	$ 114,999	298,746	(6,419)	(2,380)	2,850	$ 407,963
Beginning balance (in shares) at Mar. 31, 2019	16,658,170	4,767,686
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 3	$ 0	3,885	0	0	0	3,888
Issuance of common stock (in shares)	238,435	0
Issuance of preferred stock	$ 0	$ 282	0	0	0	0	282
Issuance of preferred stock (in shares)	0	13,949
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	(28,017)	(460)	(28,477)
Other Comprehensive Income (Loss)	0	0	0	25,536	0	0	25,536
LTIP-OP Unit awards	0	0	0	0	0	251	251
Distribution paid on LTIP-OP Units	0	0	0	0	0	(135)	(135)
Common dividends declared	0	0	0	0	(8,290)	0	(8,290)
Preferred dividends declared								0	0	0	0	(1,428)	0	(1,428)	0	0	0	0	(1,164)	0	(1,164)
Ending balance at Jun. 30, 2019	$ 170	$ 115,281	302,631	19,117	(41,279)	2,506	398,426
Ending balance (in shares) at Jun. 30, 2019	16,896,605	4,781,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	53	0	0	0	53
Issuance of common stock (in shares)	0	0
Net Income (Loss) before dividends on preferred stock	$ 0	$ 0	0	0	(4,244)	(65)	(4,309)
Other Comprehensive Income (Loss)	0	0	0	15,551	0	0	15,551
LTIP-OP Unit awards	0	0	0	0	0	227	227
Distribution paid on LTIP-OP Units	0	0	0	0	0	(134)	(134)
Common dividends declared	0	0	0	0	(6,758)	0	(6,758)
Preferred dividends declared								0	0	0	0	(1,428)	0	(1,428)	0	0	0	0	(1,031)	0	(1,031)
Ending balance at Sep. 30, 2019	$ 170	$ 115,281	302,684	34,668	(54,740)	2,534	400,597
Ending balance (in shares) at Sep. 30, 2019	16,896,605	4,781,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	$ 0	39	0	0	0	39
Issuance of common stock (in shares)	0	0
Repurchase of common stock	$ 0	$ 0	(3,543)	0	0	0	(3,543)
Repurchase of common stock (in shares)	(235,950)
Net Income (Loss) before dividends on preferred stock	$ 0	0	0	0	4,420	75	4,495
Other Comprehensive Income (Loss)	0	0	0	6,746	0	0	6,746
LTIP-OP Unit awards	0	0	0	0	0	282	282
Distribution paid on LTIP-OP Units	0	0	0	0	0	(110)	(110)
Common dividends declared	0	0	0	0	(6,672)	0	(6,672)
Preferred dividends declared								$ 0	$ 0	$ 0	$ 0	$ (1,428)	$ 0	$ (1,428)	$ 0	$ 0	$ 0	$ 0	$ (1,031)	$ 0	$ (1,031)
Ending balance at Dec. 31, 2019	$ 170	$ 115,281	$ 299,180	$ 41,414	$ (59,451)	$ 2,781	$ 399,375
Ending balance (in shares) at Dec. 31, 2019	16,660,655	4,781,635					16,660,655